SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenue	$ 1,850,551	$ 2,270,788
Cost of revenue	476,727	1,482,515
Gross profit	1,373,824	788,273
Operating expenses	(1,072,044)	(901,083)
Income (Loss) from operation	301,780	(112,810)
Depreciation and amortization	10,810	12,234
Capital expenditure	3,500	12,831
Total assets	42,294,244	11,573,504	$ 12,773,914
Total liabilities	1,183,539	1,806,315	$ 1,132,985
Overseas Study Consulting [Member]
Revenue	26,033	72,725
Cost of revenue	18,416	12,412
Gross profit	7,617	60,313
Operating expenses	(15,081)	(28,858)
Income (Loss) from operation	(7,464)	31,455
Capital expenditure	49	411
Total assets	594,983	370,657
Total liabilities	16,650	57,850
Depreciation and amortization	152	343
Joint Education Programs [Member]
Revenue	1,420,418	1,264,823
Cost of revenue	227,653	263,579
Gross profit	1,192,765	1,001,244
Operating expenses	(822,863)	(501,901)
Income (Loss) from operation	369,902	499,343
Capital expenditure	2,686	7,147
Total assets	32,463,578	6,446,412
Total liabilities	908,443	1,006,113
Depreciation and amortization	8,298	7,489
Tailored job readiness services [Member]
Revenue	66,097	0
Cost of revenue	41,057	0
Gross profit	25,040	0
Operating expenses	(38,291)	0
Income (Loss) from operation	(13,251)	0
Capital expenditure	125	0
Total assets	42,273	0
Total liabilities	1,510,643	0
Depreciation and amortization	386	0
Technological Consulting For Smart Campus Solutions [Member]
Revenue	338,003	933,240
Cost of revenue	189,601	1,206,524
Gross profit	148,402	(273,284)
Operating expenses	(195,809)	(370,324)
Income (Loss) from operation	(47,407)	(643,608)
Capital expenditure	640	5,273
Total assets	7,725,040	4,756,435
Total liabilities	216,173	742,353
Depreciation and amortization	$ 1,974	$ 4,402